Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share
Loss per share
12	Loss per share

Basic net loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share (“EPS”) is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method.

For the year ended December 31, 2023, 2024 and 2025, stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 15,418,093, 16,271,301 and 16,561,074, respectively, on a weighted average basis.

The following table sets forth the computation of basic and diluted net loss per share for the periods:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net loss attributable to the Company’s ordinary shareholders	(15,032)	(7,235)	(16,804)
Denominator:
Weighted average ordinary shares outstanding
—basic	341,070,214	347,119,359	355,001,931
—diluted	341,070,214	347,119,359	355,001,931
Basic and diluted net loss per share attributable to ordinary shareholders	(0.04)	(0.02)	(0.05)
Basic and diluted net loss per ADS attributable to ordinary shareholders	(2.64)	(1.25)	(2.84)